UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04088

Excelsior Funds, Inc.

(Exact name of registrant as specified in charter)

114 West 47th Street, New York, NY	10036
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Rd., Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-852-1000

Date of fiscal year end: March 31, 2006

Date of reporting period: December 31, 2005

Item 1.	Schedule of Investments.

Excelsior Funds, Inc.

Money Fund

Schedule of Portfolio Investments	December 31, 2005

(Unaudited)

Shares/Principal	Security Description	Value
CERTIFICATES OF DEPOSIT (23.03%):
65,000,000	Barclay Bank plc, 4.25%, 02/07/06	$65,000,000
50,000,000	Citibank N.A., 4.36%, 03/01/06	50,000,405
70,000,000	First Tennessee Bank, 4.32%, 02/03/06	70,000,000
50,000,000	Royal Bank of Scotland, 4.30% 02/01/06	49,999,846
70,000,000	Washington Mutual Corp., 4.21%, 01/31/06	70,000,000
70,000,000	Wells Fargo Co., 4.31%, 01/30/06	70,000,000

Total CERTIFICATES OF DEPOSIT (Cost $375,000,191)		375,000,251

COMMERCIAL PAPER (63.98%):
70,000,000	American Express Credit Corp., Discount Note, 4.24%, 01/05/06	69,967,021
50,000,000	Bank of America Corp., Discount Note, 4.16%, 01/31/06	49,826,667
20,000,000	Bank of America Corp., Discount Note, 4.33%, 02/07/06	19,910,994
40,000,000	CIT Group Funding, Inc., Discount Note, 4.19%, 01/27/06	39,878,956
25,000,000	CIT Group Funding, Inc., Discount Note, 4.30%, 02/01/06	24,907,431
50,000,000	Danske Bank Corp., Discount Note, 4.19%, 02/09/06	49,772,771
50,000,000	Dexia, Discount Note, 4.19%, 02/06/06	49,790,500
65,000,000	Falcon Asset Securitization Corp., Discount Note, 4.30%, 01/19/06 (a)	64,860,250
50,000,000	General Electric Capital Corp., Discount Note, 4.17%, 02/02/06	49,814,667
35,000,000	Goldman Sachs Group, Inc., Discount Note, 4.32%, 01/05/06	34,983,200
35,000,000	Goldman Sachs Group, Inc., Discount Note, 4.28%, 02/03/06	34,862,683
50,000,000	HBOS Treasury Services plc, Discount Note, 4.20%, 02/15/06	49,737,188
50,000,000	HSBC, Discount Note, 4.19%, 02/06/06	49,790,500
50,000,000	International Lease Finance Corp., Discount Note, 4.17%, 02/02/06	49,814,667
70,000,000	New Center Asset Trust, Discount Note, 4.25%, 02/08/06	69,685,972
70,000,000	Preferred Receivables Funding Corp., Discount Note, 4.29%, 01/17/06 (a)	69,866,533
70,000,000	Prudential Funding, Discount Note, 4.28%, 01/20/06	69,841,878

70,000,000	Ranger Funding Co., llc, Discount Note, 4.29%, 01/17/06 (a)	69,866,533
60,000,000	Three Pillars Funding, Discount Note, 4.30%, 01/19/06 (a)	59,871,000
65,000,000	Yorktown Capital, Discount Note, 4.30%, 01/20/06 (a)	64,852,486

Total COMMERCIAL PAPER (Cost $1,041,901,957)		1,041,901,897

U.S. GOVERNMENT & AGENCY OBLIGATIONS (8.51%):
138,555,000	Federal Home Loan Bank, Discount Note, 3.65%, 01/03/06	138,526,884

Total U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $138,526,884)		138,526,884

REGISTERED INVESTMENT COMPANY (0.03%):
510,535	Dreyfus Government Cash Management Fund	510,535

Total REGISTERED INVESTMENT COMPANY (Cost $510,535)		510,535

REPURCHASE AGREEMENT (4.73%):
77,000,000	Morgan Stanley Dean Witter, 4.20%, dated 12/31/05, due 01/03/06, to be repurchased at $77,035,933 (collateralized by Federal Home Loan Bank ranging in par value $36,220,000 - $43,935,000, 3.63% - 4.25%, 11/14/08 - 11/02/10; total market value $78,568,141)	77,000,000

Total REPURCHASE AGREEMENT (Cost $77,000,000)		77,000,000

Total Investments (Cost $1,632,939,567) - 100.28%		1,632,939,567
Liabilities in excess of other assets - (0.28)%		(4,507,094)

NET ASSETS - 100.00%		$1,628,432,473

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities amounted to $329,316,803 or 20.22% of net assets.

Discount Note - The rate reported is the discount rate at the time of purchase.

llc - Limited Liability Company

plc - Public Limited Company

Excelsior Funds, Inc.

Government Money Fund

Schedule of Portfolio Investments	December 31, 2005

(Unaudited)

Shares/Principal	Security Description	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (100.24%):
50,000,000	Federal Farm Credit Bank, Discount Note, 3.52%, 01/05/06	$49,980,444
50,000,000	Federal Farm Credit Bank, Discount Note, 3.77%, 01/24/06	49,879,569
100,000,000	Federal Home Loan Bank, Discount Note, 3.75%, 01/03/06	99,979,168
80,000,000	Federal Home Loan Bank, Discount Note, 3.60%, 01/06/06	79,960,000
75,000,000	Federal Home Loan Mortgage Corporation, Discount Note, 4.07%, 01/19/06	74,847,375
50,000,000	Federal National Mortgage Association, Discount Note, 4.21%, 02/13/06	49,748,569

Total U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $404,395,125)		404,395,125

REGISTERED INVESTMENT COMPANY (0.15%):
622,604	Dreyfus Treasury Prime Cash Management Fund	622,604

Total REGISTERED INVESTMENT COMPANY (Cost $622,604)		622,604

Total Investments (Cost $405,017,729) - 100.39%		405,017,729
Liabilities in excess of other assets - (0.39)%		(1,561,704)

NET ASSETS - 100.00%		$403,456,025

Discount Note – The rate reported is the discount rate at the time of purchase.

Excelsior Funds, Inc.

Treasury Money Fund

Schedule of Portfolio Investments	December 31, 2005

(Unaudited)

Shares/Principal	Security Description	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (7.34%):
5,000,000	Federal Home Loan Bank, Discount Note, 3.40%, 01/03/06	$4,999,056
20,000,000	Federal Home Loan Bank, Discount Note, 3.60%, 01/06/06	19,990,000

Total U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $24,989,056)		24,989,056

U.S. TREASURY OBLIGATIONS (92.56%):
315,000,000	2.80%, 01/05/06 (a)	314,902,083

Total U.S. TREASURY OBLIGATIONS (Cost $314,902,083)		314,902,083

REGISTERED INVESTMENT COMPANY (0.48%):
1,640,478	Dreyfus Treasury Prime Cash Management Fund	1,640,478

Total REGISTERED INVESTMENT COMPANY (Cost $1,640,478)		1,640,478

Total Investments (Cost $341,531,617) - 100.38%		341,531,617
Liabilities in excess of other assets - (0.38)%		(1,276,788)

NET ASSETS - 100.00%		$340,254,829

(a)	The rate shown is the effective yield at the time of purchase.

Discount Note – The rate reported is the discount rate at the time of purchase.

Excelsior Funds, Inc.

Short-Term Government Securities Fund

Schedule of Portfolio Investments	December 31, 2005
(Unaudited)

Shares/Principal	Security Description	Value
ASSET BACKED SECURITIES (4.37%):
1,100,000	Countrywide Asset Backed Certificates, 2005-13 AF2, 5.29%, 04/25/36	$1,100,537
5,000,000	Countrywide Asset Backed Certificates, 2005-4 AF3, 4.46%, 10/25/35 (a)	4,908,460
3,547,781	Countrywide Home Equity Loan Trust, 2005-G 2A, 4.35%, 12/15/35 (a)	3,549,512
6,000,000	Residential Asset Mortgage Products, Inc., 2004-RS6 AI3, 4.54%, 08/25/28	5,970,257

Total ASSET BACKED SECURITIES (Cost $15,718,213)		15,528,766

COLLATERALIZED MORTGAGE OBLIGATIONS (22.11%):
NON-GOVERNMENTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (7.33%):
6,232,955	Bank of America Mortgage Securities, 2004-B 2A2, 4.12%, 03/25/34 (a)	6,073,198
3,415,797	Bank of America Mortgage Securities, 2005-J 2A3, 5.11%, 11/25/35 (a)	3,397,533
4,162,172	Bear Stearns ARM, 2004-1 11A3, 3.43%, 04/25/34 (a)	4,135,556
3,188,673	Bear Stearns ARM, 2004-9 3A1, 5.24%, 09/25/34 (a)	3,177,756
4,073,866	Countrywide Alternative Loan Trust, 2004-16CB 1A2, 5.50%, 07/25/34	4,042,920
535,599	Countrywide Alternative Loan Trust, 2004-22CB 1A1, 6.00%, 10/25/34	535,665
2,722,262	Indymac Index Mortgage Loan Trust, 2004-AR4 3A, 4.80%, 08/25/34 (a)	2,684,090
2,000,000	Washington Mutual Mortgage Securities Corp., 2005-AR5 A2, 4.68%, 05/25/35 (a)	1,990,647

		26,037,365

FEDERAL HOME LOAN MORTGAGE CORPORATION (9.27%):
3,000,204	2608 GK, 4.50%, 03/15/17	2,960,213
18,908	2731 EA, 3.50%, 01/15/11	18,875
3,919,760	2743 HA, 4.50%, 11/15/09	3,910,339
2,559,427	2752 PA, 3.50%, 11/15/08	2,553,536
5,880,313	2772 YA, 3.50%, 12/15/11	5,848,086
6,311,924	2807 NL, 3.50%, 01/15/15	6,263,999
4,641,263	2808 PA, 4.00%, 09/15/12	4,626,790
6,718,130	2836 TA, 5.00%, 10/15/27	6,747,911

		32,929,749

FEDERAL NATIONAL MORTGAGE ASSOCIATION (5.29%):
6,919,000	1997-M5 C, 6.74%, 08/25/07	7,075,754
4,132,974	2002-89 CA, 5.00%, 04/25/16	4,123,724
4,886,676	2004-1 HA, 3.50%, 03/25/11	4,851,884
2,773,783	2004-W4 A1, 2.75%, 06/25/34	2,746,823

		18,798,185

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.22%):
815,927	2005-34 A, 3.96%, 09/16/21 (a)	797,903

Total COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $79,989,029)		78,563,202

COMMERCIAL MORTGAGE-BACKED SECURITIES (7.31%):
6,990,000	Chase Commercial Mortgage Securities Corp., 1996-2 C, 6.90%, 11/19/28	7,069,513
5,512,543	Greenwich Capital Commercial Funding Corp., 2004-GG1 A2, 3.84%, 06/10/36	5,408,700
5,000,000	JP Morgan Chase Commercial Mortgage Securities Corp., 2005-LDP1 A2, 4.63%, 03/15/46	4,923,041
1,867,375	JP Morgan Chase Commercial Mortgage Securities Corp., 2005-LDP2 A1, 4.33%, 07/15/42 (a)	1,840,774
4,000,000	JP Morgan Chase Commercial Mortgage Securities Corp., 2005-LDP2 A2, 4.58%, 07/15/42	3,918,356
2,822,923	Mortgage Capital Funding, Inc., 2005-HQ5 A1, 4.52%, 01/14/42	2,795,589

Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $26,890,989)		25,955,973

U.S. GOVERNMENT AGENCY BONDS & NOTES (10.92%):
FANNIE MAE (4.18%):
10,000,000	3.00%, 11/22/06	9,850,229
3,000,000	3.63%, 01/19/07	2,965,116
2,100,000	3.55%, 01/17/08	2,052,017

		14,867,362

FEDERAL HOME LOAN BANK (3.86%):
11,500,000	3.38%, 09/14/07	11,252,256
2,500,000	3.88%, 02/15/08	2,457,653

		13,709,909

FREDDIE MAC (2.88%):
10,250,000	MTN, 2.15%, 02/17/06	10,219,391

Total U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $39,343,364)		38,796,662

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (25.80%):
FEDERAL HOME LOAN MORTGAGE CORPORATION (3.33%):
565,245	Pool # C68593, 7.00%, 11/01/28	590,271
1,205,624	Pool #1B2846 ARM, 4.95%, 04/01/35 (a)	1,200,867
10,000,000	TBA, 5.50%, 01/15/20	10,056,250

		11,847,388

FEDERAL NATIONAL MORTGAGE ASSOCIATION (21.77%):
1,220,071	Pool # 253509, 7.50%, 11/01/15	1,283,061
1,021,263	Pool # 323572, 7.50%, 01/01/29	1,072,585
2,750,663	Pool # 375575, 6.60%, 12/01/07	2,801,591
515,488	Pool # 516210, 8.00%, 08/01/14	552,858
23,150	Pool # 517390, 8.00%, 11/01/11	24,331
511,928	Pool # 535377, 8.00%, 06/01/15	546,482
391,942	Pool # 535981, 8.00%, 01/01/16	418,397
327,243	Pool # 545362 ARM, 5.86%, 12/01/31 (a)	331,013
2,284,076	Pool # 634195, 7.50%, 10/01/28	2,398,859
4,100,453	Pool # 693018 ARM, 4.40%, 06/01/33 (a)	4,050,920
3,429,324	Pool # 766684 ARM, 4.41%, 03/01/34 (a)	3,390,277
4,723,455	Pool # 770870 ARM, 4.32%, 04/01/34 (a)	4,658,774
3,069,439	Pool # 780840, 4.50%, 06/01/34	3,032,004
4,622,861	Pool # 784134 ARM, 5.46%, 10/01/35 (a)	4,641,086
5,223,674	Pool # 786076 ARM, 4.79%, 07/01/34 (a)	5,204,919

7,880,993	Pool # 786423 ARM, 4.61%, 07/01/34 (a)	7,826,473
4,136,785	Pool # 805386 ARM, 4.90%, 01/01/35 (a)	4,121,370
6,349,998	Pool # 826528, 5.00%, 08/01/20	6,282,413
5,588,887	Pool # 840579, 5.00%, 10/01/20	5,529,403
15,000,000	Pool # 847896, 6.00%, 12/01/35	15,142,187
4,061,114	Pool # 848816, 5.00%, 01/01/21	4,017,890

		77,326,893

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.70%):
403,324	Pool # 780240, 8.50%, 09/15/09	411,852
90,162	Pool # 780752, 8.50%, 04/15/10	90,350
606,240	Pool # 781036, 8.00%, 10/15/17	647,044
629,799	Pool # 781181, 9.00%, 12/15/09	657,712
176,427	Pool # 80385, 4.25%, 03/20/30 (a)	176,703
500,318	Pool # 8378, 4.75%, 07/20/18 (a)	503,192

		2,486,853

Total U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $92,369,407)		91,661,134

U.S. GOVERNMENT SECURITIES (31.71%):
U.S. TREASURY INFLATION PROTECTED BONDS (3.21%):
9,000,000	3.63%, 01/15/08	11,394,984

U.S. TREASURY NOTES (28.50%):
7,150,000	4.38%, 05/15/07	7,144,137
51,000,000	3.88%, 07/31/07	50,585,625
25,000,000	4.00%, 09/30/07	24,826,175
11,500,000	4.25%, 10/31/07	11,466,305
2,800,000	4.25%, 11/30/07	2,791,796
4,500,000	4.13%, 08/15/08	4,475,214

		101,289,252

Total U.S. GOVERNMENT SECURITIES (Cost $113,690,187)		112,684,236

REGISTERED INVESTMENT COMPANIES (0.09%):
156,383	Dreyfus Government Cash Management Fund	156,383
156,384	Fidelity U.S. Treasury II Fund	156,385

Total REGISTERED INVESTMENT COMPANIES (Cost $312,768)		312,768

Total Investments (Cost $368,313,957) (b) - 102.31%		363,502,741
Liabilities in excess of other assets - (2.31)%		(8,217,313)

NET ASSETS - 100.00%		$355,285,428

(a)	Variable Rate Security - The rate disclosed is as of December 31, 2005.

(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$156,000	$(4,967,216)	$(4,811,216)

ARM - Adjustable Rate Mortgage

MTN - Medium Term Note

Excelsior Funds, Inc.

Core Bond Fund

Schedule of Portfolio Investments	December 31, 2005
(Unaudited)

Shares/Principal	Security Description	Value
ASSET BACKED SECURITIES (0.24%):
655,339	CIT RV Trust, 1999-A A4, 6.16%, 06/15/13	$656,062

Total ASSET BACKED SECURITIES (Cost $641,899)		656,062

COLLATERALIZED MORTGAGE OBLIGATIONS (20.26%):
NON-GOVERNMENTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (15.21%):
2,362,715	Citigroup Mortgage Loan Trust, 2004-HYB4 WA, 4.47%, 12/25/34 (a)	2,350,532
2,328,893	Countrywide Alternative Loan Trust, 2004-16CB 1A2, 5.50%, 07/25/34	2,311,203
1,509,720	Countrywide Alternative Loan Trust, 2004-22CB 1A1, 6.00%, 10/25/34	1,509,905
7,429,676	Indymac Index Mortgage Loan Trust, 2004-AR4 3A, 4.80%, 08/25/34 (a)	7,325,495
9,468,627	JP Morgan Mortgage Trust, 2005-A6 1A1, 5.16%, 09/25/35 (a)	9,411,815
2,763,069	Wells Fargo Mortgage Backed Securities Trust, 2004-EE 3A1, 3.99%, 01/25/35 (a)	2,693,798
16,168,377	Wells Fargo Mortgage Backed Securities Trust, 2005-AR9 3A2, 4.36%, 05/25/35 (a)	15,752,780

		41,355,528

FEDERAL HOME LOAN MORTGAGE CORPORATION (3.55%):
6,115,376	1602 PH, 6.00%, 04/15/23	6,153,159
3,438,703	2333 UZ, 6.50%, 07/15/31	3,510,330

		9,663,489

FEDERAL NATIONAL MORTGAGE ASSOCIATION (0.52%):
1,430,000	2003-17 QT, 5.00%, 08/25/27	1,417,006

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.98%):
2,616,747	2005-25 B, 6.21%, 03/16/21	2,676,906

Total COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $55,779,996)		55,112,929

COMMERCIAL MORTGAGE-BACKED SECURITIES (12.46%):
1,477,000	Bank of America Commercial Mortgage, Inc., 2004-1 A4, 4.76%, 11/10/39	1,434,480
3,705,581	Chase Commercial Mortgage Securities Corp., 1997-2 D, 6.60%, 12/19/29	3,807,067
1,689,000	Greenwich Capital Commercial Funding Corp., 2004-GG1 A1, 5.32%, 06/10/36	1,704,859
2,000,000	Morgan Stanley Capital I, 1997-C1F, 6.85%, 02/15/20 (b)	2,021,940
3,601,000	Morgan Stanley Capital I, 1999-WF1 B, 6.32%, 11/15/31	3,719,771
3,150,000	Morgan Stanley Dean Witter Capital I, 2000-LIF2 C, 7.50%, 10/15/33	3,427,238
4,000,000	Mortgage Capital Funding, Inc., 1996-MC1 G, 7.15%, 06/15/06	4,018,755
1,009,000	Mortgage Capital Funding, Inc., 1996-MC2 D, 7.26%, 12/21/26	1,021,562
836,000	Mortgage Capital Funding, Inc., 1997-MC2 C, 6.88%, 11/20/27	859,965
3,061,000	Mortgage Capital Funding, Inc., 1998-MC1 C, 6.95%, 03/18/30	3,171,109
2,521,000	Nomura Asset Securities Corp., 1998-D6 A4, 7.37%, 03/15/30 (a)	2,882,869
3,601,000	Wachovia Bank Commercial Mortgage Trust, 2003-C9 A3, 4.61%, 12/15/35	3,512,118
2,305,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A3, 5.23%, 07/15/41	2,321,236

Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $33,750,678)		33,902,969

CORPORATE BONDS (11.90%):
1,117,000	America Movil S.A. de C.V., 4.13%, 03/01/09	1,085,724
2,000,000	Bank One Corp., 7.88%, 08/01/10	2,220,260
400,000	Boyd Gaming Corp., 8.75%, 04/15/12	429,000
700,000	British Telecommunications plc, 8.88%, 12/15/30	936,559
1,081,000	CIT Group, Inc., 5.88%, 10/15/08	1,104,728
2,000,000	Citigroup, INC., 4.25%, 07/29/09	1,956,554
961,000	CMS Energy Corp., 9.88%, 10/15/07	1,028,270
1,441,000	Comcast Cable Communications, 6.88%, 06/15/09	1,513,527
1,441,000	DaimlerChrysler N.A. Holding Corp., 7.20%, 09/01/09	1,523,922
600,000	Eircom Funding, 8.25%, 08/15/13	642,000
600,000	Entergy Gulf States, 5.70%, 06/01/15	587,204
1,000,000	General Motors Acceptance Corp., 7.75%, 01/19/10	933,887
181,000	Hercules, Inc., 11.13%, 11/15/07	199,553
2,773,000	Household Finance Corp., 8.00%, 07/15/10	3,093,492
649,000	IMC Global, Inc., Series B, 10.88%, 06/01/08	718,768
1,437,000	International Lease Finance Corp., 4.50%, 05/01/08	1,420,486
250,000	Iron Mountain, Inc., 8.63%, 04/01/13	260,625
2,881,000	Merrill Lynch & Co. MTN, 5.00%, 02/03/14	2,845,132
2,000,000	Morgan Stanley Dean Witter, 6.75%, 04/15/11	2,153,054
1,441,000	Prudential Financial, Inc., 5.10%, 09/20/14	1,434,269
627,000	PSEG Energy Holdings, Inc., 8.63%, 02/15/08	652,080
1,596,000	Sprint Capital Corp., 8.38%, 03/15/12	1,849,705
1,153,000	Time Warner Cos., Inc., 7.25%, 10/15/17	1,260,458
1,441,000	Wal-Mart Stores, 4.13%, 02/15/11	1,392,265
1,081,000	Weyerhaeuser Co., 6.88%, 12/15/33	1,122,941

Total CORPORATE BONDS (Cost $31,922,441)		32,364,463

TAX-EXEMPT SECURITIES (1.37%):
3,600,000	University of Texas Revenue Bonds, Series B, 5.00%, 08/15/33	3,726,468

Total TAX-EXEMPT SECURITIES (Cost $3,691,803)		3,726,468

FOREIGN GOVERNMENT OBLIGATION (0.84%):
2,161,000	United Mexican States, 6.38%, 01/16/13	2,296,063

Total FOREIGN GOVERNMENT OBLIGATION (Cost $2,196,016)		2,296,063

U.S. GOVERNMENT AGENCY BONDS & NOTES (2.89%):
FANNIE MAE (2.89%):
5,000,000	6.25%, 02/01/11	5,280,550
5,329,000	0.00%, 10/09/19 (c)	2,591,802

		7,872,352

Total U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $7,628,051)		7,872,352

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (28.95%):
FEDERAL HOME LOAN MORTGAGE CORPORATION (7.36%):
2,968,825	Pool # A20105, 5.00%, 04/01/34	2,880,031
4,950,802	Pool # G01842, 4.50%, 06/01/35	4,657,879
3,074,279	Pool # C01811, 5.00%, 04/01/34	2,982,330
134,256	Pool # C71221, 5.00%, 09/01/32	130,519
9,957,838	Pool # A47411, 4.50%, 10/01/35	9,368,666

		20,019,425

FEDERAL NATIONAL MORTGAGE ASSOCIATION (18.96%):
123,322	Pool # 255613, 4.50%, 12/01/34	116,407
68,858	Pool # 255703, 4.50%, 04/01/35	64,849
12,342,789	Pool # 357824, 5.50%, 06/01/35	12,224,504
1,264,409	Pool # 387203, 4.80%, 01/01/12	1,250,107
1,079,666	Pool # 387204, 4.80%, 01/01/12	1,067,453
4,164,438	Pool # 618322, 6.00%, 12/01/31	4,213,525
344,762	Pool # 779827, 4.50%, 05/01/34	325,429
767,450	Pool # 797494, 4.50%, 03/01/35	722,762
38,410	Pool # 799127, 4.50%, 04/01/35	36,173
5,211,908	Pool # 805386 ARM, 4.90%, 01/01/35 (a)	5,192,486
582,362	Pool # 807671, 4.50%, 12/01/34	549,705
147,734	Pool # 807911, 4.50%, 03/01/35	139,131
1,527,206	Pool # 808051, 4.50%, 02/01/35	1,438,279
987,043	Pool # 808168, 4.50%, 03/01/35	929,569
4,838,474	Pool # 808172, 4.50%, 03/01/35	4,556,734
860,783	Pool # 812268, 5.50%, 05/01/35	852,533
989,390	Pool # 814351, 4.50%, 03/01/35	931,778
327,400	Pool # 814433, 4.50%, 03/01/35	308,336
888,976	Pool # 814474, 4.50%, 03/01/35	837,212
424,337	Pool # 819359, 4.50%, 03/01/35	399,628
923,351	Pool # 820989, 5.50%, 04/01/35	914,502
926,834	Pool # 821567, 5.50%, 06/01/35	917,951
119,471	Pool # 825779, 4.50%, 08/01/35	112,514
14,000,005	Pool # 829321, 4.50%, 09/01/35	13,184,797
267,965	Pool # 832225, 4.50%, 07/01/35	252,362
46,071	Pool # 838242, 4.50%, 08/01/35	43,388

		51,582,114

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (2.63%):
419,705	Pool # 2562, 6.00%, 03/20/28	429,531
626,501	Pool # 267812, 8.50%, 06/15/17	677,250
2,238,827	Pool # 3413, 4.50%, 07/20/33	2,134,649
2,049,500	Pool # 3442, 5.00%, 09/20/33	2,017,106
36,482	Pool # 532751, 9.00%, 08/15/30	40,113
109,614	Pool # 568670, 6.50%, 04/15/32	114,538
322,758	Pool # 780548, 8.50%, 12/15/17	347,876
312,777	Pool # 780865, 9.50%, 11/15/17	343,160
586,413	Pool # 781084, 9.00%, 12/15/17	634,187
421,693	Pool # 80311 ARM, 4.50%, 08/20/29 (a)	421,534

		7,159,944

Total U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $79,224,478)		78,761,483

U.S. GOVERNMENT SECURITIES (19.45%):
U.S. TREASURY PRINCIPAL ONLY STRIPS (2.96%):
9,836,000	0.00%, 05/15/17	5,890,996
3,619,000	0.00%, 05/15/17	2,155,484

		8,046,480

U.S. TREASURY INFLATION PROTECTED BONDS (1.68%):
300,000	4.25%, 01/15/10	385,056
2,000,000	0.88%, 04/15/10	1,999,227
2,050,000	2.00%, 01/15/14	2,197,526

		4,581,809

U.S. TREASURY NOTES (14.81%):
9,200,000	3.63%, 01/15/10	8,947,718
5,652,000	4.25%, 11/15/14	5,586,205
11,955,000	7.63%, 11/15/22	16,129,447
8,150,000	6.00%, 02/15/26	9,610,635

		40,274,005

Total U.S. GOVERNMENT SECURITIES (Cost $52,792,963)		52,902,294

REGISTERED INVESTMENT COMPANIES (1.17%):
1,589,795	Dreyfus Government Cash Management Fund	1,589,795
1,589,795	Fidelity U.S. Treasury II Fund	1,589,794

Total REGISTERED INVESTMENT COMPANIES (Cost $3,179,589)		3,179,589

Total Investments (Cost $270,807,914) (d) - 99.53%		270,774,672
Other assets in excess of liabilities - 0.47%		1,266,526

NET ASSETS - 100.00%		$272,041,198

(a)	Variable Rate Security – The rate disclosed is as of December 31, 2005.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities amounted to $2,021,940 or .74% of net assets.

(c)	Zero-Coupon Security

(d)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$2,635,912	$(2,669,154)	$(33,242)

ARM – Adjustable Rate Mortgage

MTN – Medium Term Note

plc – public limited company

STRIPS – Separately Traded Registered Interest and Principal Securities

Excelsior Funds, Inc.

Intermediate-Term Bond Fund

Schedule of Portfolio Investments	December 31, 2005
(Unaudited)

Shares/Principal	Security Description	Value
ASSET BACKED SECURITIES (1.36%):
2,000,000	Capital One Master Trust, 2001-6 C, 6.70%, 06/15/11 (a)	$2,080,312
3,485,000	Capital One Multi-Asset Execution Trust, 2003-A1 A1, 4.51%, 01/15/09 (b)	3,487,888
434,213	Chase Funding Mortgage Loan Asset Backed Certificates, 2003-3 2A2, 4.46%, 04/25/33 (b)	435,005

Total ASSET BACKED SECURITIES (Cost $6,084,566)		6,003,205

COLLATERALIZED MORTGAGE OBLIGATIONS (7.55%):
NON-GOVERNMENTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (4.44%):
1,597,553	Bank of America Mortgage Securities, 2003-A 2A1, 3.98%, 02/25/33	1,581,859
3,603,200	Bear Stearns ARM, 2004-1 11A3, 3.43%, 04/25/34 (b)	3,580,159
4,351,743	Countrywide Alternative Loan Trust, 2004-22CB 1A1, 6.00%, 10/25/34	4,352,277
480,149	Indymac Index Mortgage Loan Trust, 2004-AR4 3A, 4.80%, 08/25/34 (b)	473,416
3,322,000	Washington Mutual, 2005-AR5 A3, 4.68%, 05/25/35 (b)	3,275,365
2,638,272	Wells Fargo Mortgage Backed Securities Trust, 2004-EE 3A1, 3.99%, 01/25/35 (b)	2,572,130
3,870,138	Wells Fargo Mortgage Backed Securities Trust, 2005-AR1 1A1, 4.55%, 02/25/35 (b)	3,800,889

		19,636,095

FEDERAL HOME LOAN MORTGAGE CORPORATION (1.13%):
756,533	2386 QH, 6.50%, 10/15/30	758,706
4,355,749	R001 AE, 4.38%, 04/15/15	4,259,427

		5,018,133

FEDERAL NATIONAL MORTGAGE ASSOCIATION (0.72%):
3,200,000	2003-17 QT, 5.00%, 08/25/27	3,170,922

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.26%):
2,800,000	2005-10 MW, 4.67%, 09/16/25	2,737,951
2,925,000	2005-14 B, 4.48%, 08/16/32	2,838,088

		5,576,039

Total COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $34,058,357)		33,401,189

COMMERCIAL MORTGAGE-BACKED SECURITIES (15.83%):
2,000,000	Commercial Mortgage Asset Trust, 1999-C1 B, 7.23%, 01/17/32	2,261,938
3,556,000	Commercial Mortgage Asset Trust, 1999-C2 C, 7.80%, 11/17/32	4,170,876
3,178,437	DLJ Mortgage Acceptance Corp., 1997-CF2 A1B, 6.82%, 10/15/30 (a)	3,246,777
3,900,000	GMAC Commercial Mortgage Securities, Inc., 1999-C1 C, 6.59%, 05/15/33	4,069,360
7,197,000	JP Morgan Chase Commercial Mortgage Securities Corp., 2005-CB12 AJ, 4.99%, 09/12/37 (b)	7,025,995
4,500,000	JP Morgan Chase Commercial Mortgage Securities Corp., 2005-LDP2 A4, 4.74%, 07/15/42 (b)	4,354,068
5,430,000	JP Morgan Chase Commercial Mortgage Securities Corp., 2005-LDP5 AJ, 5.30%, 12/15/44 (b)	5,470,616
1,737,722	LB-UBS Commercial Mortgage Trust, 2001-C2 A1, 6.27%, 06/15/20	1,781,697
3,085,000	Morgan Stanley Dean Witter Capital I, 2003-TOP9 A2, 4.74%, 11/13/36	3,018,120
3,104,000	Morgan Stanley Dean Witter Capital I, 2005-HQ5 A4, 5.17%, 01/14/42	3,103,422
3,000,000	Mortgage Capital Funding, Inc., 1996-MC1 G, 7.15%, 06/15/06	3,014,065

1,583,984	Mortgage Capital Funding, Inc., 1996-MC2 C, 7.22%, 12/21/26	1,598,391
3,410,000	Nomura Asset Securities Corp., 1998-D6 A1B, 6.59%, 03/15/30	3,524,320
4,025,000	Nomura Asset Securities Corp., 1998-D6 A4, 7.37%, 03/15/30 (b)	4,602,756
1,435,000	Wachovia Bank Commercial Mortgage Trust, 2002-C1 A4, 6.29%, 04/15/34	1,519,509
6,525,000	Wachovia Bank Commercial Mortgage Trust, 2003-C9 A3, 4.61%, 12/15/35	6,363,946
4,775,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A3, 5.23%, 07/15/41	4,808,635
6,150,000	Wachovia Bank Commercial Mortgage Trust, 2005-C20 A6A, 5.11%, 07/15/42 (b)	6,114,896

Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $70,640,785)		70,049,387

CORPORATE BONDS (26.97%):
2,300,000	Allstate Corp., 5.00%, 08/15/14	2,276,340
3,150,000	Allstate Life Global Funding Trust, 3.85%, 01/25/08	3,088,509
1,720,000	America Movil S.A. de C.V., 4.13%, 03/01/09	1,671,840
600,000	Boyd Gaming Corp., 8.75%, 04/15/12	643,500
4,155,000	Caterpillar Financial Services Corp. MTN, 2.35%, 09/15/06	4,083,924
500,000	Cincinnati Bell, Inc., 8.38%, 01/15/14	491,875
2,570,000	Cit Group, Inc., 5.00%, 02/01/15	2,507,919
1,100,000	CMS Energy Corp., 9.88%, 10/15/07	1,177,000
2,975,000	Continental Cablevision, 9.00%, 09/01/08	3,250,382
1,835,000	Credit Suisse First Boston (USA), Inc., 3.88%, 01/15/09	1,781,328
3,000,000	CVS Lease Pass Through Trust, 5.88%, 01/10/28 (a)	3,042,300
2,040,000	DaimlerChrysler NA Holding Corp., 4.05%, 06/04/08	1,985,930
1,670,000	Devon Financing Corp., 6.88%, 09/30/11	1,826,704
4,000,000	Diageo Capital plc, 4.38%, 05/03/10	3,901,480
3,000,000	Dominion Resources, Inc., Series B, 4.30%, 09/28/07 (b)	3,001,326
800,000	Eircom Funding, 8.25%, 08/15/13	856,000
1,170,000	Entergy Gulf States, 5.70%, 06/01/15	1,145,047
6,000,000	FedEx Corp., 2.65%, 04/01/07	5,836,302
1,400,000	Ford Motor Credit Co., 5.80%, 01/12/09	1,221,275
2,635,821	Hainan Airways, 3.87%, 12/15/07 (b)	2,635,821
250,000	Hercules, Inc., 11.13%, 11/15/07	275,625
5,645,000	Household Finance Corp., 8.00%, 07/15/10	6,297,427
350,000	IMC Global, Inc., Series B, 10.88%, 06/01/08	387,625
5,500,000	International Lease Finance Corp., 4.75%, 01/13/12	5,362,478
500,000	Iron Mountain, Inc., 8.63%, 04/01/13	521,250
2,685,000	John Deere Capital Corp. MTN, 3.38%, 10/01/07	2,616,742
5,000,000	JP Morgan Chase & Co., 5.15%, 10/01/15	4,929,110
3,435,000	Legg Mason, Inc., 6.75%, 07/02/08	3,576,017
5,000,000	Lehman Brothers Holdings, Inc., 4.25%, 01/27/10	4,875,835
1,555,000	Limited Brands, Inc., 5.25%, 11/01/14	1,467,730
75,000	Merrill Lynch & Co., 3.00%, 04/30/07	73,218
5,150,000	Morgan Stanley, 4.75%, 04/01/14	4,939,195
2,000,000	Nationwide Life Global Funding, Inc., 5.35%, 02/15/07 (a)	2,004,806
1,955,000	Nisource Finance Corp., 7.88%, 11/15/10	2,166,081
1,975,000	Prudential Financial, Inc., 5.10%, 09/20/14	1,965,775
1,425,000	Sprint Capital Corp., 8.38%, 03/15/12	1,651,522
1,750,000	Susquehanna Bancshares, Inc., 6.05%, 11/01/12	1,814,129
2,260,000	TCI Communications, Inc., 9.80%, 02/01/12	2,726,453
1,915,000	Telefonos de Mexico S.A., 4.50%, 11/19/08	1,880,339

4,185,000	Textron Financial Corp. MTN, 5.44%, 04/24/06 (b)	4,200,585
2,415,000	Time Warner, Inc., 9.15%, 02/01/23	2,969,977
3,850,000	US Bank NA, 2.87%, 02/01/07	3,767,106
5,075,000	Wachovia Corp., 3.50%, 08/15/08	4,903,851
1,555,000	Wachovia Corp., 5.25%, 08/01/14	1,557,062
3,690,000	Wal-Mart Stores, 4.55%, 05/01/13	3,597,045
2,400,000	Zions Bancorp, 5.50%, 11/16/15	2,417,719

Total CORPORATE BONDS (Cost $120,293,977)		119,369,504

FOREIGN GOVERNMENT OBLIGATION (0.49%):
1,990,000	United Mexican States, 6.63%, 03/03/15	2,179,050

Total FOREIGN GOVERNMENT OBLIGATION (Cost $1,947,039)		2,179,050

U.S. GOVERNMENT AGENCY BONDS & NOTES (14.14%):
FANNIE MAE (6.81%):
8,125,000	3.63%, 01/19/07	8,030,522
775,000	4.00%, 02/22/07	768,406
11,330,000	7.25%, 01/15/10	12,344,952
5,000,000	5.00%, 03/02/15	4,915,050
8,385,000	0.00%, 10/09/19 (d)	4,078,112

		30,137,042

FEDERAL HOME LOAN BANK (3.99%):
9,000,000	4.50%, 08/24/07 (c)	8,955,009
3,795,000	4.00%, 06/13/08	3,731,745
5,000,000	4.57%, 10/17/08	4,974,195

		17,660,949

FREDDIE MAC (3.34%):
5,845,000	3.00%, 09/29/06	5,770,534
3,355,000	5.13%, 07/15/12	3,416,333
5,700,000	5.30%, 05/12/20	5,553,932
50,000	MTN, 2.85%, 01/05/07	49,064

		14,789,863

Total U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $63,327,351)		62,587,854

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (13.90%):
FEDERAL NATIONAL MORTGAGE ASSOCIATION (11.40%):
2,700,000	Pool # 360500, 6.26%, 09/01/13	2,894,486
2,630,000	Pool # 385538, 4.79%, 11/01/12	2,602,520
888,766	Pool # 545290, 7.50%, 10/01/16	934,651
256,614	Pool # 577218, 6.00%, 04/01/31	259,639
3,575	Pool # 578823, 5.50%, 04/01/31	3,550
1,803,770	Pool # 624250, 6.00%, 01/01/17	1,843,851

206,750	Pool # 625797, 6.00%, 01/01/17	211,344
3,545,070	Pool # 704372 ARM, 4.51%, 05/01/33 (b)	3,495,384
900,374	Pool # 709693, 5.50%, 06/01/28	894,308
617,888	Pool # 709698, 5.50%, 06/01/33	613,357
1,462,024	Pool # 725786, 6.08%, 06/01/09	1,500,377
6,621,788	Pool # 805386 ARM, 4.90%, 01/01/35 (b)	6,597,113
2,999,702	Pool # 811528, 5.00%, 11/01/20	2,967,775
19,295,407	Pool # 826152, 5.00%, 05/01/35	18,696,445
7,000,000	Pool # 831192, 5.00%, 11/01/20	6,924,540

		50,439,340

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (2.50%):
20,719	Pool # 195801, 8.50%, 01/15/17	22,397
9,458	Pool # 195833, 8.50%, 04/15/17	10,224
3,066,433	Pool # 3319, 5.00%, 12/20/32	3,017,792
2,161	Pool # 334299, 8.00%, 05/15/23	2,314
3,715,615	Pool # 3442, 5.00%, 09/20/33	3,656,884
390,218	Pool # 367412, 6.00%, 11/15/23	400,682
1,561,751	Pool # 604726, 4.50%, 10/15/33	1,498,840
2,541,580	Pool # 608288, 4.50%, 09/15/33	2,439,199

		11,048,332

Total U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $62,106,950)		61,487,672

U.S. GOVERNMENT SECURITIES (16.35%):
U.S. TREASURY BILLS (5.81%):
25,830,000	3.72%, 02/23/06 (e)	25,698,224

U.S. TREASURY PRINCIPAL ONLY STRIPS (0.72%):
6,105,000	0.00%, 02/15/20	3,185,760

U.S. TREASURY NOTES (9.82%):
6,150,000	4.25%, 10/31/07	6,131,981
5,800,000	3.00%, 02/15/08	5,636,649
28,200,000	5.00%, 02/15/11	29,044,871
2,670,000	4.25%, 08/15/15	2,635,477

		43,448,978

Total U.S. GOVERNMENT SECURITIES (Cost $72,335,405)		72,332,962

REGISTERED INVESTMENT COMPANIES (2.63%):
5,827,250	Dreyfus Government Cash Management Fund	5,827,250
5,827,250	Fidelity U.S. Treasury II Fund	5,827,249

Total REGISTERED INVESTMENT COMPANIES (Cost $11,654,499)		11,654,499

Total Investments (Cost $442,448,929) (f) - 99.22%		439,065,322
Other assets in excess of liabilities - 0.78%		3,447,025

NET ASSETS - 100.00%		$442,512,347

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities amounted to $10,374,195 or 2.34% of net assets.

(b)	Variable Rate Security – The rate disclosed is as of December 31, 2005.

(c)	All of the security is segregated by the Fund’s custodian to cover future purchase commitments.

(d)	Zero-Coupon Security

(e)	The rate shown is the effective yield at the time of purchase.

(f)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$2,192,690	$(5,576,297)	$(3,383,607)

ARM – Adjustable Rate Mortgage

MTN – Medium Term Note

plc – Public Limited Company

STRIPS – Separately Traded Registered Interest and Principal Securities

Excelsior Funds Trust

Blended Equity Fund

Schedule of Portfolio Investments	December 31, 2005

(Unaudited)

Shares/Principal	Security Description	Value
COMMON STOCKS (97.15%):
CONSUMER DISCRETIONARY (13.31%):
57,093	Autozone, Inc. (a)	$5,238,283
167,354	Coach, Inc. (a)	5,579,582
195,565	Eastman Kodak Co.	4,576,221
98,800	eBay (a)	4,273,100
304,540	Furniture Brands International, Inc.	6,800,378
284,002	John Wiley & Sons, Class A	11,087,438
41,031	Mohawk Industries, Inc. (a)	3,568,876
16,000	Omnicom Group	1,362,080
145,180	Sotheby’s Holdings, Inc., Class A (a)	2,665,505
176,400	Target Corp.	9,696,708
163,030	Timberland Co., Class A (a)	5,306,627

		60,154,798

CONSUMER STAPLES (8.46%):
88,200	Altria Group, Inc.	6,590,304
158,542	Anheuser Busch Cos., Inc.	6,810,964
51,200	Kellogg Co.	2,212,864
204,836	Sysco Corp.	6,360,158
156,100	Wal-Mart Stores, Inc.	7,305,480
81,800	Walgreen Co.	3,620,468
79,899	Wm. Wrigley Jr. Co.	5,312,485

		38,212,723

ENERGY (10.30%):
129,044	Apache Corp.	8,842,095
37,100	Chevron Corp.	2,106,167
314,564	Exxon Mobil Corp.	17,669,059
76,430	Nabors Industries Ltd. (a)	5,789,573
37,200	Royal Dutch Shell plc ADR	2,287,428
155,608	Suncor Energy, Inc.	9,823,533

		46,517,855

FINANCIAL (16.53%):
92,600	American Express Co.	4,765,196
56,591	American International Group, Inc.	3,861,204
18,520	Ameriprise Financial, Inc.	759,320
168,520	Bank of America Corp.	7,777,198
74	Berkshire Hathaway, Inc., Class A (a)	6,557,880
81,641	Goldman Sachs Group, Inc.	10,426,371
23,350	HSBC Holdings plc ADR	1,878,975
177,321	Leucadia National Corp.	8,415,655
49,088	Mellon Financial Corp.	1,681,264
55,600	Merrill Lynch & Co., Inc.	3,765,788
119,588	RenaissanceRe Holdings Ltd.	5,275,027
213,100	State Street Corp.	11,814,263
177,300	Washington Mutual, Inc.	7,712,550

		74,690,691

HEALTH CARE (11.72%):
180,800	Abbott Laboratories	7,128,944
22,100	Genzyme Corp.- General Division (a)	1,564,238
35,900	HCA, Inc.	1,812,950
18,100	Hospira, Inc. (a)	774,318
235,270	Johnson & Johnson	14,139,727
107,195	Medtronic, Inc.	6,171,216
107,252	Novo-Nordisk A/S ADR	6,042,578
301,300	Pfizer, Inc.	7,026,316
59,100	Schering Plough Corp.	1,232,235
88,030	Wellpoint Health Networks (a)	7,023,914

		52,916,436

INDUSTRIALS (9.52%):
3,000,000	Bombardier, Inc., Class B	7,125,000
52,100	Dover Corp.	2,109,529
631,184	General Electric Co.	22,122,999
93,715	Illinois Tool Works, Inc.	8,245,983
35,000	Tyco International Ltd.	1,010,100
78,500	Waste Management, Inc.	2,382,475

		42,996,086

INFORMATION TECHNOLOGY (11.44%):
694,444	3com Corp. (a)	2,499,998
152,352	Analog Devices, Inc.	5,464,866
14,000	Broadcom Corp., Class A (a)	660,100
432,065	Cisco Systems, Inc. (a)	7,396,953
10,093	Intel Corp.	251,921
65,239	International Business Machines Corp.	5,362,646
316,700	Microsoft Corp.	8,281,706
204,086	Molex, Inc., Class A	5,018,475
234,468	National Instruments Corp.	7,514,699
141,200	NCR Corp. (a)	4,792,328
26,000	Nvidia Corp. (a)	950,560
75,022	SAP AG ADR	3,381,242
6,220	Symbol Technologies, Inc.	79,740

		51,655,234

RAW/INTERMEDIATE MATERIALS (5.31%):
295,633	Aracruz Cellulose S.A. ADR	11,828,277
128,846	E.I. Du Pont de Nemours & Co.	5,475,955
14,367	Nucor Corp.	958,566
84,424	Vulcan Materials Co.	5,719,726

		23,982,524

REAL ESTATE (2.61%):
175,018	St. Joe Co.	11,764,710

UTILITIES (7.95%):
384,715	AES Corp. (a)	6,090,038
482,621	Centerpoint Energy, Inc.	6,201,680
597,681	EL Paso Corp.	7,267,801
301,471	Sierra Pacific Resources (a)	3,931,182
247,000	TXU Corp.	12,396,930

		35,887,631

Total COMMON STOCKS (Cost $257,992,141)		438,778,688

FOREIGN COMMON STOCKS (1.55%):
GERMANY (1.55%):
160,000	Bayerische Motoren Werke AG	6,982,659

Total FOREIGN COMMON STOCKS (Cost $6,879,108)		6,982,659

REPURCHASE AGREEMENT (1.36%):
6,133,000	JP Morgan Chase Securities, Inc., 2.75%, dated 12/30/05, to be repurchased 01/03/06, repurchase price $6,134,874 (collateralized by Federal Home Loan Bank, par value $6,095,000, 4.35%, maturing on 11/17/09; total market value $6,166,850)	6,133,000

Total REPURCHASE AGREEMENT (Cost $6,133,000)		6,133,000

Total Investments (Cost $271,004,249) (b) - 100.06%		451,894,347
Liabilities in excess of other assets - (0.06)%		(289,217)

NET ASSETS - 100.00%		$451,605,130

(a)	Non-income producing security.
(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$184,711,488	$(3,821,390)	$180,890,098

ADR - American Depository Receipt

Ltd. - Limited

plc - Public Limited Company

Notes:

The fund utilizes an international fair valuation procedure approved by the board. The procedure indicates that FT Interactive’s fair valuation market values should be used in certain pre-determined situations. As of December 31, 2005 FT Interactive’s fair valuations were used for all relevant international securities.

Excelsior Funds, Inc.

Value & Restructuring Fund

Schedule of Portfolio Investments	December 31, 2005
(Unaudited)

Shares/Principal	Security Description	Value
COMMON STOCKS (94.17%):
CONSUMER DISCRETIONARY (17.86%):
1,700,000	Avon Products, Inc.	$48,535,000
1,950,000	Black & Decker Corp.	169,572,000
2,550,000	Centex Corp.	182,299,499
1,800,000	EchoStar Communications, Inc. (a)	48,906,000
1,000,000	Harman International Industries, Inc.	97,850,000
3,000,000	Interpublic Group of Companies, Inc. (a)	28,950,000
800,000	Journal Communications, Inc., Class A	11,160,000
1,800,000	Leggett & Platt, Inc.	41,328,000
3,300,000	Liberty Media Corp., Class A (a)	25,971,000
2,500,000	Newell Rubbermaid, Inc.	59,450,000
2,600,000	TJX Cos., Inc.	60,398,000
5,650,000	XM Satellite Radio Holdings, Inc., Class A (a)	154,132,000
2,150,000	Zale Corp. (a)	54,072,500

		982,623,999

CONSUMER STAPLES (4.51%):
1,875,000	ConAgra Foods, Inc.	38,025,000
2,425,000	Dean Foods Co. (a)	91,325,500
1,100,000	Kraft Foods, Inc., Class A	30,954,000
2,000,000	Loews Corp. - Carolina Group	87,980,000

		248,284,500

ENERGY (14.39%):
2,094,600	Burlington Resources, Inc. (b)	180,554,520
625,000	CNX Gas Corp. (a) (c)	12,968,750
1,325,000	ConocoPhillips	77,088,500
2,223,800	Devon Energy Corp. (b)	139,076,452
1,500,000	Mariner Energy, Inc. (a) (c)	26,625,000
1,900,000	Noble Energy, Inc.	76,570,000
1,750,000	Petrobras ADR	124,722,500
2,750,000	Rossetta (a) (c)	49,500,000
1,725,000	Todco, Class A (b)	65,653,500
1,350,000	W&T Offshore, Inc.	39,690,000

		792,449,222

FINANCIAL (17.83%):
1,700,000	Ace Ltd.	90,848,000
2,600,000	Amvescap plc ADR	40,014,000
1,850,000	Apollo Investment Corp. (d)	33,170,500
725,000	CIT Group, Inc.	37,540,500
1,900,000	Citigroup, Inc.	92,207,000
2,650,000	Doral Financial Corp.	28,090,000
1,125,000	Freddie Mac	73,518,750
1,825,000	JP Morgan Chase & Co.	72,434,250
675,000	Lehman Brothers Holding, Inc.	86,514,750

700,000	Loews Corp.	66,395,000
1,625,000	Marsh & McLennan Cos., Inc.	51,610,000
2,500,000	MCG Capital Corp.	36,475,000
1,375,000	Metlife, Inc.	67,375,000
1,550,000	Morgan Stanley	87,947,000
800,000	PNC Financial Services Group, Inc.	49,464,000
2,400,000	Primus Guaranty Ltd. (a)	31,320,000
850,000	Washington Mutual, Inc.	36,975,000

		981,898,750

HEALTH CARE (3.80%):
1,800,000	AmerisourceBergen Corp.	74,520,000
650,000	Baxter International, Inc.	24,472,500
850,000	Bristol-Myers Squibb Co.	19,533,000
1,250,000	HCA, Inc.	63,125,000
600,000	Wyeth	27,642,000

		209,292,500

INDUSTRIALS (12.36%):
2,375,000	AGCO Corp. (a)	39,353,750
625,000	Aries Maritime Transport Ltd.	8,143,750
808,174	Arlington Tankers	17,577,785
3,225,000	Cendant Corp.	55,631,250
118,000	Copa Holdings S.A., Class A (a)	3,221,400
1,350,000	Deluxe Corp.	40,689,000
1,900,000	Empresa Brasileira de Aeronautica S.A. ADR	74,290,000
2,800,000	Gol Linhas Aereas Inteligentes S.A. ADR	78,988,000
1,300,000	Ryder Systems, Inc.	53,326,000
2,250,000	Tyco International Ltd.	64,935,000
1,150,000	Union Pacific Corp.	92,586,500
3,500,000	United Rentals, Inc. (a)	81,865,000
1,250,000	United Technologies Corp.	69,887,500

		680,494,935

INFORMATION TECHNOLOGY (4.41%):
3,575,000	Harris Corp.	153,760,750
2,850,000	Nokia Oyj ADR	52,155,000
1,300,000	Plantronics, Inc.	36,790,000

		242,705,750

RAW/INTERMEDIATE MATERIALS (9.99%):
1,025,000	Alpha Natural Resources, Inc. (a)	19,690,250
2,750,000	Celanese Corp., Class A	52,580,000
1,950,000	CF Industries Holdings, Inc.	29,737,500
2,100,000	Consol Energy, Inc.	136,878,000
275,000	Eagle Materials, Inc., Class B	32,386,750
1,375,000	Foundation Coal Holdings, Inc.	52,250,000
1,100,000	International Coal Group, Inc. (a)	10,450,000
1,275,000	Lafarge Corp.	70,150,500
1,200,000	PPG Industries, Inc.	69,480,000
850,000	Southern Copper Corp.	56,933,000
1,500,000	Tronox, Inc. (a)	19,605,000

		550,141,000

REAL ESTATE (3.10%):
2,620,000	Diamondrock Hospitality Co.	31,335,200
1,400,000	Fieldstone Investment Corp.	16,604,000
2,675,000	Friedman Billings Ramsey Group, Inc., Class A	26,482,500
1,550,000	Host Marriott Corp.	29,372,500
2,000,000	Peoples Choice Financial Corp. (a) (c)	11,000,000
700,000	Saxon Capital, Inc.	7,931,000
600,000	Taberna Realty Finance Trust (c)	7,200,000
800,000	Ventas, Inc.	25,616,000
1,500,000	Vintage Wine Trust, Inc. (c)	15,000,000

		170,541,200

TELECOMMUNICATION (4.20%):
5,150,000	America Movil S.A. de C.V., Series L ADR	150,689,000
2,408,254	Sprint Nextel Corp.	56,256,813
2,150,000	Valor Communications, Inc.	24,510,000

		231,455,813

UTILITIES (1.72%):
1,300,000	Centerpoint Energy, Inc.	16,705,000
1,300,000	Duke Energy Corp.	35,685,000
649,275	Public Service Enterprise Group, Inc.	42,183,397

		94,573,397

Total COMMON STOCKS (Cost $3,426,181,285)		5,184,461,066

FOREIGN COMMON STOCKS (1.36%):
GERMANY (0.69%):
1,200,000	Lanxess AG (a)	38,096,140

ITALY (0.67%):
4,700,000	Enel S.p.A	36,943,449

Total FOREIGN COMMON STOCKS (Cost $66,206,888)		75,039,589

CONVERTIBLE PREFERRED STOCKS (1.86%):
CONSUMER DISCRETIONARY (0.68%):
1,350,000	Ford Motor Co. Capital Trust II, Preferred Exchange, 6.50%	37,260,000

HEALTH CARE (0.93%):
950,000	Baxter International, Inc., Preferred Exchange, 7.00%	51,062,500

RAW/INTERMEDIATE MATERIALS (0.25%):
500,000	Celanese Corp., Preferred Exchange, 4.25%	14,000,000

Total CONVERTIBLE PREFERRED STOCKS (Cost $116,912,412)		102,322,500

REPURCHASE AGREEMENT (2.80%):
154,078,000	JP Morgan Chase Securities, Inc., 2.75%, dated 12/30/05, to be repurchased 01/03/06, repurchase price $154,125,079 (collateralized by U.S. Government obligations ranging in par value $49,570,000 - $50,000,000, 4.13% - 7.63%, maturing 05/14/10 - 10/18/10; total market value $155,441,128)	154,078,000

Total REPURCHASE AGREEMENT (Cost $154,078,000)		154,078,000

Total Investments (Cost $3,763,378,585) (e) - 100.19%		5,515,901,155
Liabilities in excess of other assets - (0.19)%		(10,238,803)

NET ASSETS - 100.00%		$5,505,662,352

(a)	Non-income producing security.
(b)	Part of the security is segregated by the Fund’s custodian to cover future purchase commitments.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities amounted to $122,293,750 or 2.22% of net assets.
(d)	Registered Investment Company
(e)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$1,953,997,022	$(201,474,452)	$1,752,522,570

ADR - American Depository Receipt

Ltd. - Limited

plc - public limited company

Contracts		Value
Call Options Written:
(4,488)	Devon Energy, Expires 01/24/06, strike price 60	(1,548,360)
(4,446)	Burlington Resources, Expires 02/21/06, strike price 70	(7,335,900)
(1,725)	Todco, Expires 03/21/06, strike price 45	(207,000)

Total Call Options Written (Premiums received $4,786,412)		(9,091,260)

Notes:

The fund utilizes an international fair valuation procedure approved by the board. The procedure indicates that FT Interactive’s fair valuation market values should be used in certain pre-determined situations. As of December 31, 2005 FT Interactive’s fair valuations were used for all relevant international securities.

Excelsior Funds, Inc.

Small Cap Fund

Schedule of Portfolio Investments	December 31, 2005
(Unaudited)

Shares/Principal	Security Description	Value
COMMON STOCKS (99.39%):
CONSUMER DISCRETIONARY (11.40%):
200,000	Ethan Allen Interiors, Inc.	$7,306,000
1,000,000	Oakley, Inc.	14,690,000
1,000,000	Sotheby’s Holdings, Inc., Class A (a)	18,360,000
320,000	Thor Industries, Inc.	12,822,400
200,000	Urban Outfitters, Inc. (a)	5,062,000

		58,240,400

CONSUMER STAPLES (2.05%):
370,000	Performance Food Group Co. (a)	10,496,900

ENERGY (8.02%):
440,000	Cal Dive International, Inc. (a)	15,791,600
170,000	Helmerich & Payne, Inc.	10,524,700
480,000	TETRA Technologies, Inc. (a)	14,649,600

		40,965,900

FINANCIAL (10.50%):
240,000	Greenhill & Co., Inc.	13,478,400
280,000	Jefferies Group, Inc.	12,594,400
80,000	Park National Corp.	8,211,200
200,000	Philadelphia Consolidated Holdings Corp. (a)	19,338,000

		53,622,000

HEALTH CARE (9.52%):
360,000	Arrow International, Inc.	10,436,400
400,000	Greatbatch, Inc. (a)	10,404,000
440,000	Kensey Nash Corp. (a)	9,693,200
370,000	LifePoint Hospitals, Inc. (a)	13,875,000
50,000	Molina Healthcare, Inc. (a)	1,332,000
750,000	Orthovita, Inc. (a)	2,910,000

		48,650,600

INDUSTRIALS (19.28%):
600,000	FTI Consulting, Inc. (a)	16,464,000
660,000	Kansas City Southern (a)	16,123,800
1,100,000	MPS Group, Inc. (a)	15,037,000
1,280,000	Quanta Services, Inc. (a)	16,857,600
620,000	Shaw Group, Inc. (a)	18,035,800
440,000	Simpson Manufacturing Co., Inc.	15,994,000

		98,512,200

INFORMATION TECHNOLOGY (14.59%):
240,000	CACI International, Inc., Class A (a)	13,771,200
660,000	Dendrite International, Inc. (a)	9,510,600
650,000	Forrester Research, Inc. (a)	12,187,500
1,100,000	Keane, Inc. (a)	12,111,000
600,000	Manhattan Associates, Inc. (a)	12,288,000
400,000	MAXIMUS, Inc.	14,676,000

		74,544,300

TECHNOLOGY (20.63%):
500,000	Cabot Microelectronics Corp. (a)	14,665,000
700,000	CommScope, Inc. (a)	14,091,000
240,000	Cree, Inc. (a)	6,057,600
700,000	Fairchild Semiconductor International, Inc. (a)	11,837,000
1,500,000	Kulicke & Soffa Industries, Inc. (a)	13,260,000
400,000	Palm, Inc. (a)	12,720,000
420,000	Power Integrations (a)	10,000,200
560,000	Technitrol, Inc.	9,576,000
300,000	Varian Semiconductor Equipment Associates, Inc. (a)	13,179,000

		105,385,800

TELECOMMUNICATION (1.53%):
340,000	Intrado, Inc. (a)	7,826,800

UTILITIES (1.87%):
350,000	Aqua America, Inc.	9,555,000

Total COMMON STOCKS (Cost $381,300,823)		507,799,900

REPURCHASE AGREEMENT (0.72%):
3,677,000	JP Morgan Chase Securities, Inc., 2.75%, dated 12/30/05, to be repurchased 01/03/06, repurchase price $3,678,124 (collateralized by Federal Home Loan Bank, par value $3,654,000, 4.35%, maturing 11/17/09; total market value $3,697,294)	3,677,000

Total REPURCHASE AGREEMENT (Cost $3,677,000)		3,677,000

Total Investments (Cost $384,977,823) (b) - 100.11%		511,476,900
Liabilities in excess of other assets - (0.11)%		(564,652)

NET ASSETS - 100.00%		$510,912,248

(a)	Non-income producing security

(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$137,795,875	$(11,296,798)	$126,499,077

Excelsior Funds, Inc.

Large Cap Growth Fund

Schedule of Portfolio Investments	December 31, 2005

(Unaudited)

Shares/Principal	Security Description	Value
COMMON STOCKS (96.19%):
CONSUMER DISCRETIONARY (17.11%):
281,500	Carnival Corp., Class A	$15,051,805
170,700	eBay (a)	7,382,775
127,500	Kohls Corp. (a)	6,196,500
167,200	Lowes Companies, Inc.	11,145,552
357,900	Petsmart, Inc.	9,183,714
246,800	Starbucks Corp. (a)	7,406,468
289,594	Univision Communications, Inc. (a)	8,511,168

		64,877,982

CONSUMER STAPLES (1.90%):
232,200	Sysco Corp.	7,209,810

FINANCIAL (7.62%):
29,600	Chicago Mercantile Exchange	10,877,704
56,500	Lehman Brothers Holding, Inc.	7,241,605
195,575	SLM Corp.	10,774,227

		28,893,536

HEALTH CARE (36.07%):
85,455	Alcon, Inc.	11,074,968
163,685	Amgen, Inc. (a)	12,908,199
268,188	Caremark Rx, Inc. (a)	13,889,457
259,800	Celgene Corp. (a)	16,835,039
124,800	Genentech, Inc. (a)	11,544,000
210,300	Gilead Sciences, Inc. (a)	11,068,089
135,940	Medtronic, Inc.	7,826,066
448,231	Patterson Cos., Inc. (a)	14,970,915
222,800	Teva Pharmaceutical	9,582,628
151,476	Wellpoint Health Networks (a)	12,086,270
222,182	Zimmer Holdings, Inc. (a)	14,983,954

		136,769,585

INDUSTRIALS (1.87%):
105,300	Expeditors International of Washington, Inc.	7,108,803

INFORMATION TECHNOLOGY (27.60%):
183,700	Apple Computer, Inc. (a)	13,206,193
169,800	Broadcom Corp., Class A (a)	8,006,070
225,259	Dell, Inc. (a)	6,755,517
213,515	Electronic Arts, Inc. (a)	11,168,970
35,545	Google, Inc., Class A (a)	14,746,199
184,203	Infosys Technologies Ltd. ADR	14,894,654
342,190	Qualcomm, Inc.	14,741,545
107,300	Research In Motion Ltd. (a)	7,082,873
144,700	SAP AG ADR	6,521,629
430,891	Symantec Corp. (a)	7,540,593

		104,664,243

TELECOMMUNICATION (4.02%):
521,600	America Movil S.A. de C.V., Series L ADR	15,262,016

Total COMMON STOCKS (Cost $296,295,706)		364,785,975

REPURCHASE AGREEMENT (7.46%):
28,292,000	JP Morgan Chase Securities, Inc., 2.75%, dated 12/30/05, to be repurchased 01/03/06, repurchase price $28,300,645 (collateralized by Federal Home Loan Bank ranging in par value $8,570,000 - $20,000,000, 3.50% - 5.25%, maturing 05/15/09 - 11/03/09; total market value $28,470,121)	28,292,000

Total REPURCHASE AGREEMENT (Cost $28,292,000)		28,292,000

Total Investments (Cost $324,587,706) (b) - 103.65%		393,077,975
Liabilities in excess of other assets - (3.65)%		(13,851,788)

NET ASSETS - 100.00%		$379,226,187

(a)	Non-income producing security

(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$77,440,704	$(8,950,435)	$68,490,269

ADR – American Depository Receipt

Ltd. – Limited

Excelsior Funds, Inc.

Energy & Natural Resources Fund

Schedule of Portfolio Investments	December 31, 2005
(Unaudited)

Shares/Principal	Security Description	Value
COMMON STOCKS (94.60%):
ENERGY (72.12%):
461,400	Allis-Chalmers Energy, Inc. (a)	$5,744,430
68,000	Apache Corp.	4,659,360
125,000	Atwood Oceanics, Inc. (a)	9,753,750
250,000	Bill Barrett Corp. (a)	9,652,500
255,600	BJ Services Co.	9,372,852
62,740	BP plc ADR	4,029,163
225,000	Cheniere Energy, Inc. (a)	8,374,500
294,500	Chesapeake Energy Corp.	9,344,485
210,000	Comstock Resources, Inc. (a)	6,407,100
106,388	Devon Energy Corp.	6,653,506
63,000	Diamond Offshore Drilling	4,382,280
150,000	Encana Corp.	6,774,000
1,038,000	Endeavor International Corp. (a)	3,425,400
115,000	EOG Resources, Inc.	8,437,550
900,000	Gasco Energy, Inc. (a)	5,877,000
240,000	Grant Prideco, Inc. (a)	10,588,800
250,000	Hornbeck Offshore Services, Inc. (a)	8,175,000
175,000	Murphy Oil Corp.	9,448,250
117,300	Nabors Industries Ltd. (a)	8,885,475
125,000	National-Oilwell, Inc. (a)	7,837,500
186,600	Newfield Exploration Co. (a)	9,343,062
147,800	Noble Corp.	10,425,812
400,000	Parallel Petroleum Corp. (a)	6,804,000
600,000	Petrohawk Energy Corp. (a)	7,932,000
790,000	Petroquest Energy, Inc. (a)	6,541,200
186,400	Plains Exploration & Production Co. (a)	7,405,672
110,000	Questar Corp.	8,327,000
364,500	Range Resources Corp.	9,600,930
73,500	Schlumberger Ltd.	7,140,525
327,600	Southwestern Energy Co. (a)	11,773,944
107,800	Suncor Energy, Inc.	6,805,414
180,000	Sunoco, Inc.	14,108,399
352,200	TETRA Technologies, Inc. (a)	10,749,144
200,000	Todco, Class A	7,612,000
152,400	Transocean Sedco Forex, Inc. (a)	10,620,756
168,400	Ultra Petroleum Corp. (a)	9,396,720
200,000	Valero Energy	10,320,000
624,500	Willbros Group, Inc. (a)	9,017,780
206,666	XTO Energy, Inc.	9,080,904

		320,828,163

RAW/INTERMEDIATE MATERIALS (20.02%):
125,000	3M Co.	9,687,500
122,500	Aracruz Cellulose S.A. ADR	4,901,225
350,000	Archer-Daniels-Midland Co.	8,631,000
162,100	Freeport-McMoRan Copper & Gold, Inc., Class B	8,720,980
800,000	Kinross Gold Corp. (a)	7,376,000
300,000	Newmont Mining Corp.	16,020,000
123,000	Peabody Energy Corp.	10,137,660
59,400	Phelps Dodge Corp.	8,545,878
600,000	Smurfit-Stone Container Corp. (a)	8,502,000
500,000	Tronox, Inc. (a)	6,535,000

		89,057,243

UTILITIES (2.46%):
472,000	Williams Cos., Inc.	10,936,240

Total COMMON STOCKS (Cost $366,396,920)		420,821,646

REPURCHASE AGREEMENT (6.40%):
28,492,000	JP Morgan Chase Securities, Inc., 2.75%, dated 12/30/05, to be repurchased 01/03/06, repurchase price $28,500,706 (collateralized by Federal Home Loan Bank ranging in par value $8,290,000 - $20,000,000, 5.35% - 5.38%, maturing 10/21/10 - 06/16/20; total market value $28,727,087)	28,492,000

Total REPURCHASE AGREEMENT (Cost $28,492,000)		28,492,000

Total Investments (Cost $394,888,920) (b) - 101.00%		449,313,646
Liabilities in excess of other assets - (1.00)%		(4,439,347)

NET ASSETS - 100.00%		$444,874,299

(a)	Non-income producing security.

(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)

$62,577,992	$(8,153,266)	$54,424,726

ADR - American Depository Receipt

Ltd. - Limited

plc - public limited company

Excelsior Funds, Inc.

Real Estate Fund

Schedule of Portfolio Investments	December 31, 2005
(Unaudited)

Shares/Principal	Security Description	Value
COMMON STOCKS (97.73%):
CONSUMER DISCRETIONARY (3.16%):
58,000	Starwood Hotels & Resorts Worldwide, Inc.	$3,703,880

REAL ESTATE (92.68%):
78,400	AMB Property Corp.	3,854,928
39,500	Apartment Investment & Management Co., Class A	1,495,865
41,784	AvalonBay Communities, Inc.	3,729,222
75,000	BioMed Realty Trust, Inc.	1,830,000
60,000	Boston Properties, Inc.	4,447,800
48,800	Camden Property Trust	2,826,496
135,100	Cedar Shopping Centers, Inc.	1,900,857
95,000	Cousins Properties, Inc.	2,688,500
85,000	Duke Realty Corp.	2,839,000
120,320	Equity Office Properties Trust	3,649,306
116,820	Equity Residential	4,569,998
51,400	Federal Realty Investment Trust	3,117,410
68,600	Forest City Enterprises, Inc., Class A	2,601,998
89,600	General Growth Properties, Inc.	4,210,304
132,500	GMH Communities Trust	2,055,075
77,200	Healthcare Realty Trust, Inc.	2,568,444
55,700	Heritage Property Investment Trust	1,860,380
35,300	Home Properties of New York, Inc.	1,440,240
143,300	Host Marriott Corp.	2,715,535
127,400	Kimco Realty Corp.	4,086,992
73,000	Liberty Property Trust	3,128,050
45,700	Macerich Co.	3,068,298
75,000	Maguire Properties, Inc.	2,317,500
55,700	Pan Pacific Retail Properties, Inc.	3,725,773
35,000	Parkway Properties, Inc.	1,404,900
69,200	Post Properties, Inc.	2,764,540
71,800	Prentiss Properties Trust	2,920,824
113,124	Prologis	5,285,153
53,100	Public Storage, Inc.	3,595,932
100,000	Republic Property Trust	1,200,000
84,000	Simon Property Group, Inc.	6,436,920
27,300	St. Joe Co.	1,835,106
4,186	Trizec Canada, Inc.	90,836
129,513	Trizec Properties, Inc.	2,968,438
105,300	U-Store-It Trust	2,216,565
46,500	Vornado Realty Trust	3,881,355
84,175	Weingarten Realty Investors	3,182,657

		108,511,197

TRANSPORTATION (1.89%):
40,700	Alexander & Baldwin, Inc.	2,207,568

	Total COMMON STOCKS (Cost $75,845,430)	114,422,645

REPURCHASE AGREEMENT (1.79%):
2,094,000	JP Morgan Chase Securities, Inc., 2.75%, dated 12/30/05, to be repurchased 01/03/06, repurchase price $2,094,640 (collateralized by Federal National Mortgage Association, par value $2,073,000, 5.68%, maturing on 11/27/15; total market value $2,107,410)	2,094,000

Total REPURCHASE AGREEMENT (Cost $2,094,000)	2,094,000

Total Investments (Cost $77,939,430) (a) - 99.52%	116,516,645
Other assets in excess of liabilities - 0.48%	564,766

NET ASSETS - 100.00%	$117,081,411

(a)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$38,976,111	$(398,896)	$38,577,215

Excelsior Funds, Inc.

International Fund

Schedule of Portfolio Investments	December 31, 2005
(Unaudited)

Shares/Principal	Security Description	Value
COMMON STOCKS (93.91%):
AUSTRALIA (1.15%):
86,047	Rio Tinto Ltd.	$4,322,572

BELGIUM (1.11%):
35,200	Umicore	4,157,285

CANADA (1.29%):
76,896	Suncor Energy, Inc.	4,851,157

CHINA (3.49%):
2,711,800	Cafe de Coral Holdings Ltd. (Hong Kong)	3,216,045
7,020,318	Far East Consortium Int’L Ltd. (Hong Kong)	2,547,306
45,100	PetroChina Co. Ltd. ADR	3,696,396
372,000	Sun Hung Kai Properties Ltd. (Hong Kong)	3,613,090

		13,072,837

FINLAND (1.02%):
203,900	Fortum Oyj	3,822,597

FRANCE (8.32%):
146,628	AXA S.A.	4,734,508
62,400	BNP Paribas S.A.	5,039,982
110,456	Carrefour S.A.	5,168,746
64,734	Compagnie Generale de Geophysique S.A. (CGG) (a)	5,721,912
63,026	Sanofi-Aventis S.A.	5,516,844
19,889	TotalFinaElf S.A.	5,014,655

		31,196,647

GERMANY (8.10%):
24,100	Adidas-Salomon AG	4,566,742
91,100	Altana AG	4,956,874
96,300	Bayerische Motoren Werke AG	4,202,688
224,500	Deutsche Telecom AG	3,731,695
67,300	MAN AG	3,588,287
117,800	Rhoen-Klinikum AG	4,500,305
292,000	SGL Carbon AG (a)	4,823,145

		30,369,736

INDIA (1.22%):
90,700	State Bank of India GDR (b)	4,584,398

INDONESIA (1.11%):
6,949,000	PT Telekomunikasi Indonesia Tbk	4,151,678

IRELAND (2.39%):
360,126	Anglo Irish Bank Corp.	5,449,774
238,500	Depfa Bank plc	3,520,431

		8,970,205

ITALY (3.10%):
1,172,400	Cassa di Risparmio di Firenze S.p.A. (Carifirenze)	3,467,233
182,590	ENI S.p.A.	5,101,150
204,850	Permasteelisa S.p.A.	3,056,981

		11,625,364

JAPAN (22.73%):
456,000	Asahi Glass Co. Ltd.	5,875,582
100,300	Canon, Inc.	5,888,372
321,100	Casio Computer Co. Ltd.	5,385,323
410,963	Chiyoda Corp.	9,417,865
IRELAND (2.39%):
360,126	Anglo Irish Bank Corp.	5,449,774
238,500	Depfa Bank plc	3,520,431

		8,970,205

ITALY (3.10%):
1,172,400	Cassa di Risparmio di Firenze S.p.A. (Carifirenze)	3,467,233
182,590	ENI S.p.A.	5,101,150
204,850	Permasteelisa S.p.A.	3,056,981

		11,625,364

JAPAN (22.73%):
456,000	Asahi Glass Co. Ltd.	5,875,582
100,300	Canon, Inc.	5,888,372
321,100	Casio Computer Co. Ltd.	5,385,323
410,963	Chiyoda Corp.	9,417,865
79,600	Don Quijote Co. Ltd.	6,669,309
165,900	FamilyMart Co. Ltd.	5,606,827
70,800	FANUC Co. Ltd.	6,014,558
169,000	Hoya Corp.	6,075,269
20,500	Keyence Corp.	5,830,626
77,400	Kyocera Corp.	5,659,641
314	Millea Holdings, Inc.	5,416,120
380,000	Nikon Corp.	5,998,486
598,000	Sumitomo Trust & Banking Co. Ltd.	6,098,241
96,400	Takeda Pharmaceutical Co. Ltd.	5,223,994

		85,160,213

MEXICO (2.86%):
183,500	America Movil S.A. de C.V., Series L ADR	5,369,210
89,991	Cemex S.A. de C.V. ADR	5,339,166

		10,708,376

NETHERLANDS (2.20%):
149,400	ABN Amro Holding NV	3,899,747
372,400	Qiagen NV (a)	4,362,459

		8,262,206

NORWAY (1.43%):
547,100	Telenor ASA	5,371,249

SINGAPORE (1.06%):
399,000	DBS Group Holdings Ltd.	3,954,686

SOUTH KOREA (1.48%):
8,600	Samsung Electronic Co. Ltd.	5,537,543

SPAIN (3.88%):
392,700	Banco Santander Central Hispano S.A.	5,177,394
185,100	Repsol YPF S.A.	5,417,451
262,946	Telefonica S.A.	3,951,796

		14,546,641

SWEDEN (2.07%):
97,700	Modern Times Group (MTG) AB, Class B (a)	4,080,618
98,100	Svenska Cellulosa AB	3,669,655

		7,750,273

SWITZERLAND (3.21%):
94,900	Micronas Semiconductor AG (a)	3,177,781
29,710	Roche Holdings AG	4,456,249
46,300	UBS AG, Registered Shares	4,402,358

		12,036,388

TAIWAN (3.30%):
1,135,701	Hon Hai Precision, Inc.	6,253,038
618,918	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,133,477

		12,386,515

TURKEY (0.94%):
507,700	Arcelik A.S. (a)	3,518,517

UNITED KINGDOM (16.45%):
417,300	BG Group	4,128,905
472,500	Cadbury Schweppes plc	4,463,461
328,500	EMAP plc	4,884,180
185,540	GlaxoSmithKline plc	4,682,804
333,900	HSBC Holdings plc	5,352,292
395,400	Paragon Group plc	4,412,351
131,777	Reckitt Benckiser plc	4,344,762
149,342	Royal Bank of Scotland Group plc	4,505,713
1,149,200	Sage Group plc (The)	5,098,984
986,542	Serco Group plc	5,327,477
405,700	Shire plc	5,189,905
1,894,690	Vodafone Group plc	4,076,337
1,553,276	William Morrison Supermarkets plc	5,165,313

		61,632,484

Total COMMON STOCKS (Cost $285,213,941)		351,989,567

PREFERRED STOCKS (1.73%):
SOUTH KOREA (1.73%):
96,435	Hyundai Motor Co. Ltd. (b)	6,493,835

Total PREFERRED STOCKS (Cost $2,821,526)		6,493,835

REPURCHASE AGREEMENT (3.81%):
14,265,000	JP Morgan Chase Securities, Inc., 2.75%, dated 12/30/05, to be repurchased 01/03/06, repurchase price $14,269,359 (collateralized by Federal Home Loan Bank, par value $14,176,000, 4.35%, maturing on 11/17/09; total market value $14,343,820)	14,265,000

Total REPURCHASE AGREEMENT (Cost $14,265,000)		14,265,000

Total Investments (Cost $302,300,467) (c) - 99.45%		372,748,402
Other assets in excess of liabilities - 0.55%		2,079,665

NET ASSETS - 100.00%		$374,828,067

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities amounted to $11,078,234 or 2.96% of net assets.

(c)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$76,986,141	$(6,538,206)	$70,447,935

ADR - American Depository Receipt

GDR – Global Depository Receipt

Ltd. – Limited

plc - public limited company

Notes:

The fund utilizes an international fair valuation procedure approved by the board. The procedure indicates that FT Interactive’s fair valuation market values should be used in certain pre-determined situations. As of December 31, 2005 FT Interactive’s fair valuations were used for all relevant international securities.

Excelsior Funds, Inc.

Pacific / Asia Fund

Schedule of Portfolio Investments	December 31, 2005
(Unaudited)

Shares/Principal	Security Description	Value
COMMON STOCKS (95.28%):
AUSTRALIA (1.99%):
78,686	Rio Tinto Ltd.	$3,952,792

CHINA (14.53%):
518,500	ASM Pacific Technology Ltd. (Hong Kong)	2,927,613
2,558,800	Cafe de Coral Holdings Ltd. (Hong Kong)	3,034,595
6,262,000	China Oilfield Services Ltd., Class H (Hong Kong)	2,518,633
9,989,195	Far East Consortium Int’L Ltd. (Hong Kong)	3,624,556
2,519,400	FU JI Food & Catering Services Ltd. (Hong Kong)	4,126,844
1,763,300	Hongkong Land Holdings Ltd.	5,524,108
41,000	PetroChina Co. Ltd. ADR	3,360,360
383,000	Sun Hung Kai Properties Ltd. (Hong Kong)	3,719,929

		28,836,638

INDIA (4.89%):
1,710,805	Gujarat Ambuja Cements Ltd. GDR (a)	3,025,559
1,074,500	National Thermal Power Corp.	2,682,516
79,187	State Bank of India GDR (a)	4,002,478

		9,710,553

INDONESIA (1.94%):
6,440,300	PT Telekomunikasi Indonesia Tbk	3,847,756

JAPAN (57.37%):
262,000	Asahi Glass Co. Ltd.	3,375,883
43,900	Canon, Inc.	2,577,263
334,000	Casio Computer Co. Ltd.	5,601,675
305,745	Chiyoda Corp.	7,006,627
85,900	Don Quijote Co. Ltd.	7,197,156
92,000	FamilyMart Co. Ltd.	3,109,271
64,000	FANUC Co. Ltd.	5,436,889
1,538	Gourmet Navigator, Inc. (b)	6,184,716
155,600	Hoya Corp.	5,593,561
377	INPEX Corp.	3,358,234
248,100	JS Group Corp.	4,957,278
21,600	Keyence Corp.	6,143,489
225,000	Koyo Seiko Co. Ltd	4,193,563
36,500	Kyocera Corp.	2,668,952
290	Millea Holdings, Inc.	5,002,149
197,000	NEOMAX Co. Ltd.	6,486,671
52,300	Nidec Corp.	4,449,953
299,000	Nikon Corp.	4,719,862
139,500	Sato Corp.	3,394,108
854,000	Sekisui Chemical Co. Ltd.	5,776,743

629,200	Sumitomo Trust & Banking Co. Ltd.	6,416,410
73,000	Takeda Pharmaceutical Co. Ltd.	3,955,929
50,000	Yamada Denki Co. Ltd.	6,251,360

		113,857,742

SINGAPORE (3.16%):
250,000	DBS Group Holdings Ltd.	2,477,873
2,292,000	Sembcorp Marine Ltd.	3,800,580

		6,278,453

SOUTH KOREA (3.10%):
9,548	Samsung Electronic Co. Ltd.	6,147,961

TAIWAN (4.83%):
1,047,495	Hon Hai Precision, Inc.	5,767,386
384,649	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,811,872

		9,579,258

THAILAND (3.47%):
11,484,400	Home Product Center Public Co. Ltd. (Foreign Shares)	2,254,039
1,150,000	Kasikornbank Public Co. Ltd. (Foreign Shares)	2,102,890
3,237,600	Thai Union Frozen Products Public Co. Ltd. (Foreign Shares)	2,529,836

		6,886,765

Total COMMON STOCKS (Cost $148,108,141)		189,097,918

PREFERRED STOCKS (3.67%):
SOUTH KOREA (3.67%):
108,300	Hyundai Motor Co. Ltd. (a)	7,292,813

Total PREFERRED STOCKS (Cost $2,318,138)		7,292,813

REPURCHASE AGREEMENT (2.12%):
4,215,000	JP Morgan Chase Securities, Inc., 2.75%, dated 12/30/05, to be repurchased 01/03/06, repurchase price $4,216,288 (collateralized by Federal National Mortgage Association, par value $4,173,000, 5.68%, maturing 11/27/15; total market value $4,241,975)	4,215,000

Total REPURCHASE AGREEMENT (Cost $4,215,000)		4,215,000

Total Investments (Cost $154,641,279) (c) - 101.07%		200,605,731
Liabilities in excess of other assets - (1.07)%		(2,114,008)

NET ASSETS - 100.00%		$198,491,723

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities amounted to $14,320,849 or 7.21% of net assets.

(b)	Non-income producing security

(c)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$47,195,472	$(1,231,020)	$45,964,452

ADR - American Depository Receipt

GDR – Global Depository Receipt

Ltd. – Limited

Notes:

The fund utilizes an international fair valuation procedure approved by the board. The procedure indicates that FT Interactive’s fair valuation market values should be used in certain pre-determined situations. As of December 31, 2005 FT Interactive’s fair valuations were used for all relevant international securities.

Excelsior Funds, Inc.

Emerging Markets Fund

Schedule of Portfolio Investments	December 31, 2005

(Unaudited)

Shares/Principal	Security Description	Value
COMMON STOCKS (89.00%):
ARGENTINA (0.24%):
146,000	IRSA Inversiones y Representaciones S.A. GDR (a)	$1,763,680

BRAZIL (6.70%):
597,673,275	Arcelor Brazil S.A.	7,161,439
187,100	Companhia Vale do Rio Doce S.A.	7,646,375
37,000	Diagnosticos da America S.A. (a)	688,762
334,800	Gol Linhas Aereas Inteligentes S.A. ADR	9,444,708
382,100	Telemar Norte Leste S.A.	10,383,152
215,400	Uniao de Bancos Brasileiros S.A.	13,692,979

		49,017,415

CHILE (0.81%):
382,939	Compania de Telecomunicaciones de Chile S.A. ADR	3,369,863
86,730	Vina Concha y Toro S.A. ADR	2,546,393

		5,916,256

CHINA (11.17%):
20,141,000	Bank of Communications Ltd., Class H (Hong Kong) (a)	9,150,156
18,925,300	Chaoda Mordern Agriculture Holdings Ltd. (Hong Kong)	7,860,514
42,614,000	China Construction Bank, Class H (Hong Kong) (a)	14,839,658
519,497	China Mobile Ltd. ADR (Hong Kong)	12,488,708
14,372,000	China Petroleum & Chemical Corp., Class H (Hong Kong)	7,161,955
17,823,252	Far East Consortium Int’L Ltd. (Hong Kong)	6,467,125
11,931,400	People’s Food Holdings Ltd.	7,654,567
122,400	PetroChina Co. Ltd. ADR	10,031,904
8,447,000	Texwinca Holdings Ltd. (Hong Kong)	6,100,962

		81,755,549

COLUMBIA (1.14%):
288,800	Bancolombia S.A. ADR	8,326,104

CZECH REPUBLIC (1.26%):
430,467	Cesky Telecom A.S. (a)	9,202,266

HUNGARY (0.70%):
473,200	BorsodChem Rt.	5,104,113

INDIA (4.01%):
1,743,000	Gujarat Ambuja Cements Ltd.	3,085,230
1,477,377	Gujarat Ambuja Cements Ltd. GDR (b)	2,612,741
249,150	ICICI Bank Ltd. ADR	7,175,520

213,700	India Fund, Inc. (c)	8,490,301
158,200	State Bank of India GDR (b)	7,996,161

		29,359,953

INDONESIA (2.25%):
23,811,200	PT Indocement Tunggal Prakarsa Tbk (a)	8,556,530
13,181,200	PT Telekomunikasi Indonesia Tbk	7,875,105

		16,431,635

MALAYSIA (3.36%):
1,623,600	Genting Berhad	9,198,353
4,456,450	Public Bank Berhad	7,547,309
3,106,700	Telekom Malaysia Berhad	7,853,223

		24,598,885

MEXICO (9.18%):
428,100	America Movil S.A. de C.V., Series L ADR	12,526,206
197,039	Cemex S.A. de C.V. ADR	11,690,324
712,755	Grupo Elektra S.A.	6,304,302
1,895,400	Grupo Televisa S.A.	7,579,817
363,380	Telefonos de Mexico S.A. de C.V., Series L ADR	8,968,218
1,589,143	Urbi Desarrollos Urbanos S.A. de C.V. (a)	10,990,544
1,644,498	Wal-Mart de Mexico S.A. de C.V.	9,129,653

		67,189,064

POLAND (2.49%):
497,000	KGHM Polska Miedz S.A.	9,560,264
967,373	Powszechna Kasa Oszczednoski Polski Bank S.A.	8,629,264

		18,189,528

RUSSIA (6.96%):
210,200	Lukoil Co. ADR	12,506,900
103,200	MMC Norilsk Nickel ADR	9,702,162
183,900	OAO Gazprom ADR	13,424,700
301,000	RBC Information Systems ADR (a)	8,066,800
530,100	Rostelecom ADR	7,235,865

		50,936,427

SOUTH AFRICA (7.16%):
2,911,042	African Bank Investments Ltd.	11,308,148
436,200	Gold Fields Ltd. ADR	7,690,206
1,280,300	MTN Group Ltd.	12,598,066
650,402	Nedcor Ltd.	10,306,402
493,056	Telekom South Africa Ltd.	10,523,086

		52,425,908

SOUTH KOREA (16.43%):
30,057	Amorepacific Corp.	9,380,395
292,102	Hana Financial Group, Inc.	13,361,502
336,138	KT Corp. ADR	7,243,774
315,080	LG Cable Ltd.	10,769,569
88,062	LG Home Shopping, Inc.	11,125,174
8,833	Lotte Chilsung Beverage Co. Ltd.	8,555,132
113,410	NCSoft Corp. (a)	8,538,090
67,870	Samsung Electronic Co. Ltd.	43,701,516
377,985	SK Telecom Co. Ltd. ADR	7,669,316

		120,344,468

SPAIN (0.97%):
241,800	Repsol YPF S.A.	7,076,929

TAIWAN (9.23%):
265,029	AU Optronics Corp. ADR	3,978,085
2,417,393	Hon Hai Precision, Inc.	13,309,886
891,700	iShares MSCI Taiwan Index Fund (c)	11,128,416
5,613,453	President Chain Store Corp.	11,805,255
4,851,000	Quanta Computer, Inc.	6,822,832
8,963,443	Synnex Technology International Corp.	11,078,792
226,900	Taiwan Semiconductor Manufacturing Co. Ltd.	433,203
905,367	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8,972,187

		67,528,656

THAILAND (0.71%):
802,600	Siam Cement Public Co. Ltd. (Foreign Shares)	5,178,276

TURKEY (2.55%):
713,640	Akbank T.A.S. ADR (b)	11,616,775
1,017,900	Arcelik A.S. (a)	7,054,360

		18,671,135

UNITED KINGDOM (1.12%):
20,000	Kazakhmys plc (a)	266,100
126,268	Old Mutual plc	357,665
2,652,994	Old Mutual plc (South Africa shares)	7,552,218

		8,175,983

VENEZUELA (0.56%):
284,599	Compania Anonima Nacional Telefonos de Venezuela ADR	4,069,766

Total COMMON STOCKS (Cost $471,499,539)		651,261,996

PREFERRED STOCKS (7.00%):
BRAZIL (5.08%):
341,535	Banco Bradesco S.A.	9,894,693
315,754,000	Companhia Energetica de Minas Gerais	12,836,627
906,800	Petroleo Brasileiro S.A.	14,439,417

		37,170,737

SOUTH KOREA (1.92%):
208,800	Hyundai Motor Co. Ltd. (b)	14,060,381

Total PREFERRED STOCKS (Cost $24,655,068)		51,231,118

REPURCHASE AGREEMENT (2.97%):
21,766,000	JP Morgan Chase Securities, Inc., 2.75%, dated 12/30/05, to be repurchased 01/03/06, repurchase price $21,772,651 (collateralized by Federal Home Loan Mortgage Corporation, par value $21,497,000, 3.88%, maturing 09/17/10; total market value $22,011,519)	21,766,000

Total REPURCHASE AGREEMENT (Cost $21,766,000)		21,766,000

Total Investments (Cost $517,920,607) (d) - 98.97%		724,259,114
Other assets in excess of liabilities - 1.03%		7,568,578

NET ASSETS - 100.00%		$731,827,692

(a)	Non-income producing security

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities amounted to $36,286,058 or 4.96% of net assets.

(c)	Registered Investment Company

(d)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$218,118,256	$(11,779,749)	$206,338,507

ADR - American Depository Receipt

GDR – Global Depository Receipt

Ltd. – Limited

plc - Public Limited Company

Notes:

The fund utilizes an international fair valuation procedure approved by the board. The procedure indicates that FT Interactive’s fair valuation market values should be used in certain pre-determined situations. As of December 31, 2005 FT Interactive’s fair valuations were used for all relevant international securities.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Excelsior Funds, Inc.

By (Signature and Title)	/s/ MARY MARTINEZ
Mary Martinez, President

Date February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ MARY MARTINEZ
Mary Martinez, President

Date February 24, 2006

By (Signature and Title)	/s/ GEORGE PEREIRA
George Pereira, Treasurer

Date February 24, 2006